Other disclosures - Risk Management and Principal Risks - Measurement uncertainty and sensitivity analysis - ECL under 100% weighted scenarios for key principal portfolios (audited) (Details)
£ in Millions
	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 GBP (£)
Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 800.0	£ 500.0
Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	125,500.0	120,100.0
Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	22.0	11.0
Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	124,700.0	119,600.0
Lifetime expected credit losses [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 10.0	0.0
Credit risk [member] | Home loans [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.071
Credit risk [member] | Home loans [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.365
Credit risk [member] | Home loans [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 511.0	£ 4,084.0
Credit risk [member] | Home loans [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	711.0
Credit risk [member] | Home loans [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	301.0
Credit risk [member] | Home loans [member] | Impairment allowance [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	36.0
Credit risk [member] | Home loans [member] | Impairment allowance [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 260.0
Credit risk [member] | Home loans [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.001
Credit risk [member] | Home loans [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 4,887.0
Credit risk [member] | Home loans [member] | Stage 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 5.0
Credit risk [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.185	0.229
Credit risk [member] | Credit cards, unsecured loans and other retail lending [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.815	0.846
Credit risk [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 4,228.0	£ 11,377.0
Credit risk [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,697.0	1,396.0
Credit risk [member] | Credit cards, unsecured loans and other retail lending [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,516.0	2,326.0
Credit risk [member] | Credit cards, unsecured loans and other retail lending [member] | Impairment allowance [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	784.0	937.0
Credit risk [member] | Credit cards, unsecured loans and other retail lending [member] | Impairment allowance [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 1,382.0	£ 1,181.0
Credit risk [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.009	0.014
Credit risk [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 37,599.0	£ 15,399.0
Credit risk [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 350.0	£ 208.0
Credit risk [member] | Wholesale loans [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.027	0.028
Credit risk [member] | Wholesale loans [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.01	0.286
Credit risk [member] | Wholesale loans [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 13,099.0
Credit risk [member] | Wholesale loans [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	279.0	£ 1,165.0
Credit risk [member] | Wholesale loans [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	539.0	831.0
Credit risk [member] | Wholesale loans [member] | Impairment allowance [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	352.0	323.0
Credit risk [member] | Wholesale loans [member] | Impairment allowance [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 3.0	£ 333.0
Credit risk [member] | Wholesale loans [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.001	0.002
Credit risk [member] | Wholesale loans [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 141,272.0	£ 80,835.0
Credit risk [member] | Wholesale loans [member] | Stage 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 184.0	175.0
Upside 2 [member] | Home loans [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.066
Upside 2 [member] | Home loans [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.363
Upside 2 [member] | Home loans [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 496.0	£ 3,138.0
Upside 2 [member] | Home loans [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	711.0
Upside 2 [member] | Home loans [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	294.0
Upside 2 [member] | Home loans [member] | Impairment allowance [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	32.0
Upside 2 [member] | Home loans [member] | Impairment allowance [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 258.0
Upside 2 [member] | Home loans [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.001
Upside 2 [member] | Home loans [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 4,902.0
Upside 2 [member] | Home loans [member] | Stage 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 4.0
Upside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.174	0.229
Upside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.805	0.837
Upside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 3,350.0	£ 10,866.0
Upside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,697.0	1,396.0
Upside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,295.0	2,055.0
Upside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Impairment allowance [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	584.0	719.0
Upside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Impairment allowance [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 1,367.0	£ 1,168.0
Upside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.009	0.01
Upside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 37,361.0	£ 16,345.0
Upside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 344.0	£ 168.0
Upside 2 [member] | Wholesale loans [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.021	0.025
Upside 2 [member] | Wholesale loans [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.008
Upside 2 [member] | Wholesale loans [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 11,979.0
Upside 2 [member] | Wholesale loans [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	279.0
Upside 2 [member] | Wholesale loans [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	396.0
Upside 2 [member] | Wholesale loans [member] | Impairment allowance [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	253.0	£ 277.0
Upside 2 [member] | Wholesale loans [member] | Impairment allowance [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 2.0
Upside 2 [member] | Wholesale loans [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.001	0.002
Upside 2 [member] | Wholesale loans [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 142,393.0	£ 81,346.0
Upside 2 [member] | Wholesale loans [member] | Stage 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 141.0	161.0
Upside 1 [member] | Home loans [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.067
Upside 1 [member] | Home loans [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.364
Upside 1 [member] | Home loans [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 505.0	£ 3,853.0
Upside 1 [member] | Home loans [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	711.0
Upside 1 [member] | Home loans [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	297.0
Upside 1 [member] | Home loans [member] | Impairment allowance [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	34.0
Upside 1 [member] | Home loans [member] | Impairment allowance [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 259.0
Upside 1 [member] | Home loans [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.001
Upside 1 [member] | Home loans [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 4,894.0
Upside 1 [member] | Home loans [member] | Stage 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 4.0
Upside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.18	0.215
Upside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.81	0.841
Upside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 3,540.0	£ 11,031.0
Upside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,697.0	1,396.0
Upside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,359.0	2,206.0
Upside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Impairment allowance [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	638.0	830.0
Upside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Impairment allowance [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 1,374.0	£ 1,174.0
Upside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.009	0.013
Upside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 37,534.0	£ 15,629.0
Upside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 347.0	£ 202.0
Upside 1 [member] | Wholesale loans [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.023	0.026
Upside 1 [member] | Wholesale loans [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.009
Upside 1 [member] | Wholesale loans [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 12,246.0
Upside 1 [member] | Wholesale loans [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	279.0
Upside 1 [member] | Wholesale loans [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	434.0
Upside 1 [member] | Wholesale loans [member] | Impairment allowance [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	280.0	£ 290.0
Upside 1 [member] | Wholesale loans [member] | Impairment allowance [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 2.0
Upside 1 [member] | Wholesale loans [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.001	0.002
Upside 1 [member] | Wholesale loans [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 142,125.0	£ 81,180.0
Upside 1 [member] | Wholesale loans [member] | Stage 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 152.0	163.0
Baseline [Member] | Home loans [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.068
Baseline [Member] | Home loans [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.365
Baseline [Member] | Home loans [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 512.0	£ 4,046.0
Baseline [Member] | Home loans [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	711.0
Baseline [Member] | Home loans [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	300.0
Baseline [Member] | Home loans [member] | Impairment allowance [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	35.0
Baseline [Member] | Home loans [member] | Impairment allowance [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 260.0
Baseline [Member] | Home loans [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.001
Baseline [Member] | Home loans [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 4,887.0
Baseline [Member] | Home loans [member] | Stage 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 5.0
Baseline [Member] | Credit cards, unsecured loans and other retail lending [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.184	0.223
Baseline [Member] | Credit cards, unsecured loans and other retail lending [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.813	0.846
Baseline [Member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 4,025.0	£ 11,271.0
Baseline [Member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,697.0	1,396.0
Baseline [Member] | Credit cards, unsecured loans and other retail lending [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,461.0	2,287.0
Baseline [Member] | Credit cards, unsecured loans and other retail lending [member] | Impairment allowance [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	739.0	901.0
Baseline [Member] | Credit cards, unsecured loans and other retail lending [member] | Impairment allowance [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 1,380.0	£ 1,181.0
Baseline [Member] | Credit cards, unsecured loans and other retail lending [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.009	0.013
Baseline [Member] | Credit cards, unsecured loans and other retail lending [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 37,269.0	£ 15,437.0
Baseline [Member] | Credit cards, unsecured loans and other retail lending [member] | Stage 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 342.0	£ 205.0
Baseline [Member] | Wholesale loans [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.025	0.027
Baseline [Member] | Wholesale loans [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.009	0.277
Baseline [Member] | Wholesale loans [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 12,566.0
Baseline [Member] | Wholesale loans [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	279.0	£ 1,165.0
Baseline [Member] | Wholesale loans [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	481.0	787.0
Baseline [Member] | Wholesale loans [member] | Impairment allowance [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	314.0	302.0
Baseline [Member] | Wholesale loans [member] | Impairment allowance [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 3.0	£ 323.0
Baseline [Member] | Wholesale loans [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.001	0.002
Baseline [Member] | Wholesale loans [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 141,806.0	£ 80,941.0
Baseline [Member] | Wholesale loans [member] | Stage 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 164.0	162.0
Downside 1 [member] | Home loans [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.078
Downside 1 [member] | Home loans [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.367
Downside 1 [member] | Home loans [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 522.0	£ 4,420.0
Downside 1 [member] | Home loans [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	711.0
Downside 1 [member] | Home loans [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	307.0
Downside 1 [member] | Home loans [member] | Impairment allowance [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	41.0
Downside 1 [member] | Home loans [member] | Impairment allowance [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 261.0
Downside 1 [member] | Home loans [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.001
Downside 1 [member] | Home loans [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 4,876.0
Downside 1 [member] | Home loans [member] | Stage 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 5.0
Downside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.198	0.251
Downside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.822	0.852
Downside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 5,615.0	£ 11,694.0
Downside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,697.0	1,396.0
Downside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,859.0	2,512.0
Downside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Impairment allowance [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,115.0	1,111.0
Downside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Impairment allowance [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 1,395.0	£ 1,189.0
Downside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.009	0.014
Downside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 37,921.0	£ 15,063.0
Downside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 349.0	£ 212.0
Downside 1 [member] | Wholesale loans [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.033	0.034
Downside 1 [member] | Wholesale loans [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.013
Downside 1 [member] | Wholesale loans [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 15,145.0
Downside 1 [member] | Wholesale loans [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	279.0
Downside 1 [member] | Wholesale loans [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	741.0
Downside 1 [member] | Wholesale loans [member] | Impairment allowance [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	493.0	£ 397.0
Downside 1 [member] | Wholesale loans [member] | Impairment allowance [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 4.0
Downside 1 [member] | Wholesale loans [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.002	0.003
Downside 1 [member] | Wholesale loans [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 139,227.0	£ 80,517.0
Downside 1 [member] | Wholesale loans [member] | Stage 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 244.0	203.0
Downside 2 [member] | Home loans [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.088
Downside 2 [member] | Home loans [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.372
Downside 2 [member] | Home loans [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 535.0	£ 7,358.0
Downside 2 [member] | Home loans [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	711.0
Downside 2 [member] | Home loans [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	316.0
Downside 2 [member] | Home loans [member] | Impairment allowance [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	47.0
Downside 2 [member] | Home loans [member] | Impairment allowance [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 264.0
Downside 2 [member] | Home loans [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.001
Downside 2 [member] | Home loans [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 4,863.0
Downside 2 [member] | Home loans [member] | Stage 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 5.0
Downside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.34	0.328
Downside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.836	0.865
Downside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 7,204.0	£ 18,496.0
Downside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,697.0	1,396.0
Downside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	4,224.0	3,852.0
Downside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Impairment allowance [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,450.0	2,414.0
Downside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Impairment allowance [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 1,418.0	£ 1,207.0
Downside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.009	0.019
Downside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 38,414.0	£ 12,125.0
Downside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 356.0	£ 231.0
Downside 2 [member] | Wholesale loans [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.045	0.044
Downside 2 [member] | Wholesale loans [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.019
Downside 2 [member] | Wholesale loans [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 27,489.0
Downside 2 [member] | Wholesale loans [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	279.0
Downside 2 [member] | Wholesale loans [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,513.0
Downside 2 [member] | Wholesale loans [member] | Impairment allowance [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,240.0	£ 813.0
Downside 2 [member] | Wholesale loans [member] | Impairment allowance [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 5.0
Downside 2 [member] | Wholesale loans [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.002	0.003
Downside 2 [member] | Wholesale loans [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 126,882.0	£ 73,715.0
Downside 2 [member] | Wholesale loans [member] | Stage 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 268.0	£ 242.0